Related Party Transactions - Disclosure of information about key management personnel (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
General and administrative - salaries and contracts	$ 336,000	$ 380,435	$ 240,000
Directors' fees	70,500	54,750	55,000
Stock-based compensation	26,275	293,367	115,800
Key management compensation	$ 432,775	$ 728,552	$ 410,800